Earnings per Share (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income for the period	$ 147,021	$ 146,201	$ 8,224	$ 331,465	$ 293,222	$ 339,689
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,081		20,689		20,214	20,693
Effect of dilutive securities:
Dilutive effect of non-vested shares			19			19
Diluted weighted average common shares outstanding	20,081		20,708		20,214	20,712